Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 549	$ 544	$ 143
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	47	(1)	25
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	349	393	50
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	0	(1)
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	147	98	67
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	3	55	1
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	3	0	1
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	8	(63)	23
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(13)	(49)	(2)
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	(61)	13
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	21	52	11
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	(5)	0
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	3	0	1
Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	542	608	120
Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	60	48	27
Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	351	454	37
Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	0	(1)
Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	126	47	56
Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	5	60	1
Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0	$ 0